Shareholders' Equity - Preferred Shares (Details)	Nov. 06, 2017 Vote $ / shares shares	Nov. 05, 2017	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares
Shareholders' Equity
Number of ordinary shares			81,489,677	80,543,686
Number of preferred shares issued			7,150	0
Preferred shares, par value per share (in dollars per share) | $ / shares			$ 1.00	$ 1.00
New Wave
Shareholders' Equity
Number of ordinary shares	7,944,386
New Wave | Class A Preference Shares
Shareholders' Equity
Number of preferred shares issued	7,150
Number of votes per share | Vote	10,000
Preferred shares, par value per share (in dollars per share) | $ / shares	$ 1.00
New Wave | Class A Preference Shares
Shareholders' Equity
Percentage of aggregate voting power	55.50%	11.10%